Business Combinations - Summary of Assets and Liabilities Recognized upon Acquisition (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Jun. 30, 2020	Feb. 05, 2020	Dec. 31, 2019	Aug. 02, 2019	Apr. 03, 2019	Jan. 04, 2019
Disclosure Of Business Combinations [Line Items]
Goodwill	$ 356,521			$ 341,067
Stadium Goods
Disclosure Of Business Combinations [Line Items]
Intangible assets							$ 2,049
Brand name							117,300
Tangible assets							319
Right-of-use assets							2,802
Other non-current assets							243
Inventory							541
Net working capital (excluding inventory)							(3,642)
Non-current liabilities							(14,465)
Total net identified assets acquired							105,147
Goodwill							73,653
Net assets acquired							$ 178,800
Toplife
Disclosure Of Business Combinations [Line Items]
Tangible assets		$ 17
Inventory		131
Total net identified assets acquired		7,601
Goodwill		40,902
Net assets acquired		48,503
Current liabilities		(1,605)
Level 1 access button		$ 9,058
Curiosity China
Disclosure Of Business Combinations [Line Items]
Tangible assets						$ 78
Total net identified assets acquired						6,170
Goodwill	3,039			3,039		3,039
Total net identified assets acquired and goodwill						9,209
Non-controlling interest						(209)
Net assets acquired						9,000
Current liabilities						(1,005)
Level 1 access button						2,059
Current assets						1,879
Customer relationships						3,878
Backlog						202
Deferred tax liability				$ (900)		$ (921)
New Guards
Disclosure Of Business Combinations [Line Items]
Intangible assets					$ 1,382
Brand name					830,150
Tangible assets					2,714
Right-of-use assets					10,727
Other non-current assets					2,694
Inventory					36,757
Net working capital (excluding inventory)					32,027
Non-current liabilities					(13,698)
Total net identified assets acquired					674,475
Goodwill					192,831
Total net identified assets acquired and goodwill					867,306
Non-controlling interest					(158,407)
Net assets acquired					708,899
Deferred tax liability					(231,729)
Deferred tax assets					$ 3,451
Ambush Inc.
Disclosure Of Business Combinations [Line Items]
Intangible assets			$ 127
Brand name			4,699
Tangible assets			1,365
Right-of-use assets			858
Other non-current assets			720
Inventory			3,374
Net working capital (excluding inventory)			(2,175)
Non-current liabilities			(5,224)
Total net identified assets acquired			2,433
Goodwill			10,674
Total net identified assets acquired and goodwill			13,107
Non-controlling interest			(965)
Net assets acquired			12,142
Deferred tax liability	$ (1,300)		$ (1,311)